Regulatory Matters (Details)	Dec. 31, 2016	Dec. 31, 2015
Regulatory Order Considarations [Line Items]
Core capital	5.00%	5.00%
Total risk-based capital	10.00%	10.00%
CF Bank [Member]
Regulatory Order Considarations [Line Items]
Core capital	8.00%	8.00%
Total risk-based capital	12.00%	12.00%